Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment, net (Tables) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Balance,at beginning of period	$ 6,259,747
Balance,at end of period	0
Cost | Drilling rigs, drillships, machinery and equipment
Balance,at the beginning of period	7,393,173
Additions	806,353
Deconsolidation of Ocean Rig	(8,199,526)
Balance,at the end of period	0
Accumulated Depreciation | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	(1,133,426)
Depreciation	(154,481)
Deconsolidation of Ocean Rig	1,287,907
Balance,at end of period	0
Net Book Value | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	6,259,747
Additions	806,353
Depreciation	(154,481)
Deconsolidation of Ocean Rig	(6,911,619)
Balance,at end of period	$ 0